Investment Risks - Kingsbarn Tactical Bond ETF	Mar. 31, 2026
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The market value of securities owned by the Fund may decline, at times sharply and unpredictably.
Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Other Investment Company Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Company Securities Risk. When the Fund invests in Underlying Bond Funds, it is subject to the risks associated with those investment companies, (such as the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector). The Fund may be affected by losses of the Underlying Bond Funds and the level of risk arising from the investment practices of the Underlying Bond Funds (such as the use of derivative transactions by the Underlying Bond Funds). The ability of the Fund to meet its investment objective is affected by the ability of the Underlying Bond Funds to meet their investment objectives. The Fund has no control over the investments and related risks taken by the Underlying Bond Funds in which it invests. Underlying Bond Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Bond Funds, in addition to Fund expenses.
Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. While fixed-income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed-income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed-income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed-income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. Underlying Bond Funds in which the Fund invests may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.
Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund or an Underlying Bond Fund may invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund or any Underlying Bond Fund for any particular period. In a falling interest rate environment, there may be lower-yielding securities.
Fixed-Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. The issuer of a fixed-income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Fixed-Income Securities Risk, Change In Rating Risk Member
Prospectus [Line Items]
Risk [Text Block]	Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.
Fixed-Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.
Fixed-Income Securities Risk, Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Prices of fixed-income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
Fixed-Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Prepayment Risk. Underlying Bond Funds in which the Fund invests may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Fixed-Income Securities Risk, Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund or an Underlying Bond Fund may invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund or any Underlying Bond Fund for any particular period. In a falling interest rate environment, there may be lower-yielding securities.
High Yield (“Junk”) Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield (“Junk”) Bond Risk. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings. Junk bonds are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Underlying Bond Fund’s ability to sell securities in response to specific economic events or to meet redemption requests. As a result, certain high-yield debt instruments may pose greater illiquidity and valuation risks.

Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund will use derivative instruments such as futures contracts and the Underlying Bond Funds may use derivative instruments such as swaps, foreign currency exchange forward contracts, futures contracts and options on futures contracts. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. If the Fund or Underlying Bond Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. In utilizing certain derivatives, a fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Underlying Bond Fund and the Fund.
Risk Of Investing In Futures Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Futures. The Fund will and the Underlying Bond Funds may invest in futures contracts. Futures contracts can be highly volatile and using futures can increase the volatility of a fund’s net asset value (“NAV”) and/or lower total return. Additionally, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the fund, and the potential loss from futures can exceed the fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the futures contract positions held by the Fund or an Underlying Bond Fund at any time. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund or an Underlying Bond Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the initial investment of the Fund or Underlying Bond Fund in such contracts. The use of derivatives by the Fund and Underlying Bond Funds may magnify losses for the Fund and the Underlying Bond Funds.

Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. An Underlying Bond Fund may use swap agreements. Swap agreements are contracts among a fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of a specified index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks.
Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. The Fund does not seek leveraged returns but, as a result of the use of certain derivatives by the Fund or the Underlying Bond Funds, investment leverage may be created. This means that the derivative position may provide the Fund or Underlying Bond Fund with investment exposure greater than the value of the investment of the Fund or the Underlying Bond Fund in the derivative. As a result, these derivatives may magnify losses to the Fund or Underlying Bond Fund, and even a small market movement may result in significant losses.
Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives and the Underlying Bond Funds’ investments in junk bonds and swaps. Investments in illiquid assets involve the risk that the Fund or Underlying Bond Fund may be unable to sell such assets or sell them at a reasonable price.

Mortgage-Related Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Related Securities Risk. The Underlying Bond Funds may buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities.
When-Issued And Delayed Delivery Transactions Member
Prospectus [Line Items]
Risk [Text Block]
When-Issued and Delayed Delivery Transactions. Mortgage-related securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Underlying Bond Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asset-Backed Securities Risk. The Underlying Bond Funds may buy interests in asset-backed securities which are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor. Neither the Underlying Bond Fund nor its investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.

Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. To the extent the Fund invests in in Underlying Bond Funds that invest in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Risk Of Investing In Emerging Markets Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Emerging Markets. Investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Underlying Bond Funds invest may be less reliable or complete.
Currency Risk And Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk and Currency Hedging Risk. An Underlying Bond Fund may attempt to offset, or hedge, its foreign currency exposure by entering into currency hedging transactions, primarily through the use of foreign currency exchange forward contracts (a type of derivative). However, it generally is not possible for a fund to perfectly hedge its foreign currency exposure. In addition, the Underlying Bond Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Underlying Bond Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates. An Underlying Bond Fund’s use of foreign currency exchange forward contracts also subjects the Fund to counterparty risk, which is the chance that the counterparty to a currency forward contract with the Underlying Bond Fund will be unable or unwilling to meet its financial obligations.
Sovereign And Quasi-Sovereign Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sovereign and Quasi-Sovereign Obligations Risk. An Underlying Bond Fund may invest in securities issued by or guaranteed by non-U.S. sovereign governments and by entities affiliated with or backed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. An Underlying Bond Fund may invest in municipal securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities with limited taxing authority such as school districts, or dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry.

ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The Fund and the Underlying Bond Funds are structured as ETFs and as a result are each subject to special risks. These risks may be magnified because they apply to the Fund and each Underlying Bond Fund the Fund holds. Such risks include:
•Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.
•Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.
•National Closed Market Trading Risk. To the extent that the underlying securities and/or other assets held by an ETF trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the ETF’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the ETF’s quote from the closed foreign market). These deviations could result in premiums or discounts to an ETF’s NAV that may be greater than those experienced by other ETFs.
•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

ETF Structure Risk, Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

ETF Structure Risk, Market Price Variance Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.
ETF Structure Risk, National Closed Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	National Closed Market Trading Risk. To the extent that the underlying securities and/or other assets held by an ETF trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the ETF’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the ETF’s quote from the closed foreign market). These deviations could result in premiums or discounts to an ETF’s NAV that may be greater than those experienced by other ETFs.
ETF Structure Risk, Authorized Participants (“APs”), Market Makers, And Liquidity Providers Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Structure Risk, Costs Of Buying Or Selling Shares Of An ETF Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.
Index-Related Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Risk. There is no guarantee that the Underlying Bond Fund’s investment results will have a high degree of correlation to those of its target index or that the Underlying Bond Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Underlying Bond Fund’s ability to adjust its exposure to the required levels in order to track the target index.
Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. To the extent the Fund invests in Underlying Bond Funds that engage in securities lending, securities lending creates risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Bond Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Bond Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Fund.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.